Business segment information (Tables)	12 Months Ended
Dec. 31, 2020
Business segment information
Schedule of information by business segment

		Integrated
		Gas,
For the year ended December 31, 2020	Exploration &	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	4,973	15,629	56,615	63,451	17	—	140,685
Intersegment sales	18,483	2,003	17,378	357	223	(38,444)	—
Excise taxes	—	—	(2,405)	(18,576)	—	—	(20,981)
Revenues from sales	23,456	17,632	71,588	45,232	240	(38,444)	119,704
Operating expenses	(11,972)	(15,847)	(70,524)	(42,807)	(1,049)	38,444	(103,755)
Depreciation, depletion and impairment of tangible assets and mineral interests	(16,998)	(2,312)	(1,878)	(984)	(92)	—	(22,264)
Operating income	(5,514)	(527)	(814)	1,441	(901)	—	(6,315)
Net income (loss) from equity affiliates and other items	697	794	(393)	37	272	—	1,407
Tax on net operating income	(208)	71	59	(515)	(67)	—	(660)
Net operating income	(5,025)	338	(1,148)	963	(696)	—	(5,568)
Net cost of net debt							(1,768)
Non-controlling interests							94
NET INCOME - GROUP SHARE							(7,242)

		Integrated
For the year ended December 31, 2020		Gas,
(adjustments)(a)	Exploration &	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	—	20	—	—	—	—	20
Intersegment sales	—	—	—	—	—	—	—
Excise taxes	—	—	—	—	—	—	—
Revenues from sales	—	20	—	—	—	—	20
Operating expenses	(137)	(423)	(1,552)	(330)	(60)	—	(2,502)
Depreciation, depletion and impairment of tangible assets and mineral interests	(7,693)	(953)	(306)	—	—	—	(8,952)
Operating income(b)	(7,830)	(1,356)	(1,858)	(330)	(60)	—	(11,434)
Net income (loss) from equity affiliates and other items	54	(382)	(677)	(24)	107	—	(922)
Tax on net operating income	388	298	348	93	(145)	—	982
Net operating income(b)	(7,388)	(1,440)	(2,187)	(261)	(98)	—	(11,374)
Net cost of net debt							(29)
Non-controlling interests							102
NET INCOME - GROUP SHARE							(11,301)
(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.
(b) Of which inventory valuation effect
On operating income	–	–	(1,244)	(196)	–
On net operating income	–	–	(1,165)	(137)	–

		Integrated
For the year ended December 31, 2020		Gas,
(adjusted)	Exploration &	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	4,973	15,609	56,615	63,451	17	—	140,665
Intersegment sales	18,483	2,003	17,378	357	223	(38,444)	—
Excise taxes	—	—	(2,405)	(18,576)	—	—	(20,981)
Revenues from sales	23,456	17,612	71,588	45,232	240	(38,444)	119,684
Operating expenses	(11,835)	(15,424)	(68,972)	(42,477)	(989)	38,444	(101,253)
Depreciation, depletion and impairment of tangible assets and mineral interests	(9,305)	(1,359)	(1,572)	(984)	(92)	—	(13,312)
Adjusted operating income	2,316	829	1,044	1,771	(841)	—	5,119
Net income (loss) from equity affiliates and other items	643	1,176	284	61	165	—	2,329
Tax on net operating income	(596)	(227)	(289)	(608)	78	—	(1,642)
Adjusted net operating income	2,363	1,778	1,039	1,224	(598)	—	5,806
Net cost of net debt							(1,739)
Non-controlling interests							(8)
ADJUSTED NET INCOME - GROUP SHARE							4,059

		Integrated
		Gas,
For the year ended December 31, 2020	Exploration &	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	6,782	6,230	1,325	1,052	145		15,534
Total divestments	819	1,152	149	158	177		2,455
Cash flow from operating activities	9,922	2,129	2,438	2,101	(1,787)		14,803
Balance sheet as of December 31, 2020
Property, plant and equipment, intangible assets, net	89,207	30,704	12,486	8,734	732		141,863
Investments & loans in equity affiliates	7,328	16,455	3,638	555	—		27,976
Other non-current assets	5,093	3,647	791	1,260	1,042		11,833
Working capital	1,968	(1,004)	(264)	(43)	(4,470)		(3,813)
Provisions and other non-current liabilities	(24,909)	(4,566)	(4,658)	(1,641)	606		(35,168)
Assets and liabilities classified as held for sale	241	375	(83)	—	—		533
Capital Employed (Balance sheet)	78,928	45,611	11,910	8,865	(2,090)		143,224
Less inventory valuation effect	—	—	(535)	(72)	—		(607)
CAPITAL EMPLOYED (BUSINESS SEGMENT INFORMATION)	78,928	45,611	11,375	8,793	(2,090)		142,617
ROACE as a percentage	3%	4%	9%	14%			4%

		Integrated
		Gas,
For the year ended December 31, 2019	Exploration &	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	7,261	18,167	87,598	87,280	10	—	200,316
Intersegment sales	31,329	2,825	32,390	659	125	(67,328)	—
Excise taxes	—	—	(3,015)	(21,052)	—	—	(24,067)
Revenues from sales	38,590	20,992	116,973	66,887	135	(67,328)	176,249
Operating expenses	(16,389)	(18,316)	(112,104)	(63,855)	(925)	67,328	(144,261)
Depreciation, depletion and impairment of tangible assets and mineral interests	(11,659)	(1,492)	(1,527)	(980)	(73)	—	(15,731)
Operating income	10,542	1,184	3,342	2,052	(863)	—	16,257
Net income (loss) from equity affiliates and other items	610	2,330	322	101	42	—	3,405
Tax on net operating income	(4,572)	(741)	(470)	(598)	155	—	(6,226)
Net operating income	6,580	2,773	3,194	1,555	(666)	—	13,436
Net cost of net debt							(1,998)
Non-controlling interests							(171)
NET INCOME - GROUP SHARE							11,267

		Integrated
For the year ended December 31, 2019		Gas,
(adjustments)(a)	Exploration &	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	—	(64)	—	—	—	—	(64)
Intersegment sales	—	—	—	—	—	—	—
Excise taxes	—	—	—	—	—	—	—
Revenues from sales	—	(64)	—	—	—	—	(64)
Operating expenses	(145)	(240)	397	(40)	(112)	—	(140)
Depreciation, depletion and impairment of tangible assets and mineral interests	(721)	(156)	(41)	(2)	—	—	(920)
Operating income(b)	(866)	(460)	356	(42)	(112)	—	(1,124)
Net income (loss) from equity affiliates and other items	(112)	974	(83)	(83)	—	—	696
Tax on net operating income	49	(130)	(82)	27	(73)	—	(209)
Net operating income(b)	(929)	384	191	(98)	(185)	—	(637)
Net cost of net debt							(15)
Non-controlling interests							91
NET INCOME - GROUP SHARE							(561)
(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.
(b) Of which inventory valuation effect
On operating income	–	–	477	(31)	–
On net operating income	–	–	371	(14)	–

		Integrated
For the year ended December 31, 2019		Gas,
(adjusted)	Exploration &	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	7,261	18,231	87,598	87,280	10	—	200,380
Intersegment sales	31,329	2,825	32,390	659	125	(67,328)	—
Excise taxes	—	—	(3,015)	(21,052)	—	—	(24,067)
Revenues from sales	38,590	21,056	116,973	66,887	135	(67,328)	176,313
Operating expenses	(16,244)	(18,076)	(112,501)	(63,815)	(813)	67,328	(144,121)
Depreciation, depletion and impairment of tangible assets and mineral interests	(10,938)	(1,336)	(1,486)	(978)	(73)	—	(14,811)
Adjusted operating income	11,408	1,644	2,986	2,094	(751)	—	17,381
Net income (loss) from equity affiliates and other items	722	1,356	405	184	42	—	2,709
Tax on net operating income	(4,621)	(611)	(388)	(625)	228	—	(6,017)
Adjusted net operating income	7,509	2,389	3,003	1,653	(481)	—	14,073
Net cost of net debt							(1,983)
Non-controlling interests							(262)
AJUSTED NET INCOME - GROUP SHARE							11,828

		Integrated
		Gas,
For the year ended December 31, 2019	Exploration &	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	8,992	7,053	1,698	1,374	120		19,237
Total divestments	368	1,108	322	249	13		2,060
Cash flow from operating activities	16,917	3,461	3,837	2,604	(2,134)		24,685
Balance sheet as of December 31, 2019
Property, plant and equipment, intangible assets, net	98,894	29,597	12,196	8,316	583		149,586
Investments & loans in equity affiliates	7,631	15,271	3,787	433	—		27,122
Other non-current assets	4,484	2,993	744	1,179	1,009		10,409
Working capital	2,617	(1,192)	796	178	(3,909)		(1,510)
Provisions and other non-current liabilities	(25,208)	(5,488)	(3,898)	(1,531)	153		(35,972)
Assets and liabilities classified as held for sale	426	368	—	—	—		794
Capital Employed (Balance sheet)	88,844	41,549	13,625	8,575	(2,164)		150,429
Less inventory valuation effect	—	—	(1,397)	(204)	—		(1,601)
CAPITAL EMPLOYED (BUSINESS SEGMENT INFORMATION)	88,844	41,549	12,228	8,371	(2,164)		148,828
ROACE as a percentage	8%	6%	26%	22%			10%

		Integrated
		Gas,
For the year ended December 31, 2018	Exploration &	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	9,889	17,236	92,025	90,206	7	—	209,363
Intersegment sales	30,337	2,198	35,462	979	64	(69,040)	—
Excise taxes	—	—	(3,359)	(21,898)	—	—	(25,257)
Revenues from sales	40,226	19,434	124,128	69,287	71	(69,040)	184,106
Operating expenses	(17,532)	(17,679)	(120,393)	(66,737)	(796)	69,040	(154,097)
Depreciation, depletion and impairment of tangible assets and mineral interests	(10,192)	(1,827)	(1,222)	(709)	(42)	—	(13,992)
Operating income	12,502	(72)	2,513	1,841	(767)	—	16,017
Net income (loss) from equity affiliates and other items	1,365	1,639	782	307	77	—	4,170
Tax on net operating income	(5,770)	(471)	(445)	(532)	375	—	(6,843)
Net operating income	8,097	1,096	2,850	1,616	(315)	—	13,344
Net cost of net debt							(1,794)
Non-controlling interests							(104)
NET INCOME - GROUP SHARE							11,446

		Integrated
For the year ended December 31, 2018		Gas,
(adjustments) (a)	Exploration &	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	—	56	—	—	—	—	56
Intersegment sales	—	—	—	—	—	—	—
Excise taxes	—	—	—	—	—	—	—
Revenues from sales	—	56	—	—	—	—	56
Operating expenses	(199)	(237)	(616)	(45)	(9)	—	(1,106)
Depreciation, depletion and impairment of tangible assets and mineral interests	(707)	(1,065)	(2)	—	—	—	(1,774)
Operating income(b)	(906)	(1,246)	(618)	(45)	(9)	—	(2,824)
Net income (loss) from equity affiliates and other items	(128)	(247)	(116)	(5)	—	—	(496)
Tax on net operating income	584	170	205	14	—	—	973
Net operating income(b)	(450)	(1,323)	(529)	(36)	(9)	—	(2,347)
Net cost of net debt							(67)
Non-controlling interests							301
NET INCOME - GROUP SHARE							(2,113)
(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.
(b) Of which inventory valuation effect
On operating income	–	–	(589)	(6)	–
On net operating income	–	–	(413)	(5)	–

		Integrated
For the year ended December 31, 2018		Gas,
(adjusted)	Exploration &	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	9,889	17,180	92,025	90,206	7	—	209,307
Intersegment sales	30,337	2,198	35,462	979	64	(69,040)	—
Excise taxes	—	—	(3,359)	(21,898)	—	—	(25,257)
Revenues from sales	40,226	19,378	124,128	69,287	71	(69,040)	184,050
Operating expenses	(17,333)	(17,442)	(119,777)	(66,692)	(787)	69,040	(152,991)
Depreciation, depletion and impairment of tangible assets and mineral interests	(9,485)	(762)	(1,220)	(709)	(42)	—	(12,218)
Adjusted operating income	13,408	1,174	3,131	1,886	(758)	—	18,841
Net income (loss) from equity affiliates and other items	1,493	1,886	898	312	77	—	4,666
Tax on net operating income	(6,354)	(641)	(650)	(546)	375	—	(7,816)
Adjusted net operating income	8,547	2,419	3,379	1,652	(306)	—	15,691
Net cost of net debt							(1,727)
Non-controlling interests							(405)
ADJUSTED NET INCOME - GROUP SHARE							13,559

		Integrated
		Gas,
For the year ended December 31, 2018	Exploration &	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	13,789	5,032	1,781	1,458	125		22,185
Total divestments	3,674	2,209	919	428	9		7,239
Cash flow from operating activities	18,537	596	4,308	2,759	(1,497)		24,703
Balance sheet as of December 31, 2018
Property, plant and equipment, intangible assets, net	100,997	24,023	10,493	6,343	390		142,246
Investments & loans in equity affiliates	6,754	12,349	3,910	431	—		23,444
Other non-current assets	4,780	3,114	663	1,155	881		10,593
Working capital	1,911	420	32	194	(4,064)		(1,507)
Provisions and other non-current liabilities	(25,042)	(6,288)	(3,615)	(1,465)	125		(36,285)
Assets and liabilities classified as held for sale	—	1,128	151	—	—		1,279
Capital Employed (Balance sheet)	89,400	34,746	11,634	6,658	(2,668)		139,770
Less inventory valuation effect	—	—	(1,035)	(216)	—		(1,251)
CAPITAL EMPLOYED (BUSINESS SEGMENT INFORMATION)	89,400	34,746	10,599	6,442	(2,668)		138,519
ROACE as a percentage	10%	7%	31%	25%			12%

Schedule of reconciliation of the information by business segment with consolidated financial statements

			Consolidated
For the year ended December 31, 2020			statement of
(M$)	Adjusted	Adjustments(a)	income
Sales	140,665	20	140,685
Excise taxes	(20,981)	—	(20,981)
Revenues from sales	119,684	20	119,704
Purchases, net of inventory variation	(75,672)	(1,814)	(77,486)
Other operating expenses	(24,850)	(688)	(25,538)
Exploration costs	(731)	—	(731)
Depreciation, depletion and impairment of tangible assets and mineral interests	(13,312)	(8,952)	(22,264)
Other income	1,405	832	2,237
Other expense	(689)	(817)	(1,506)
Financial interest on debt	(2,140)	(7)	(2,147)
Financial income and expense from cash & cash equivalents	68	(31)	37
Cost of net debt	(2,072)	(38)	(2,110)
Other financial income	914	—	914
Other financial expense	(689)	(1)	(690)
Net income (loss) from equity affiliates	1,388	(936)	452
Income taxes	(1,309)	991	(318)
CONSOLIDATED NET INCOME	4,067	(11,403)	(7,336)
Group share	4,059	(11,301)	(7,242)
Non-controlling interests	8	(102)	(94)
(a)	Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

			Consolidated
For the year ended December 31, 2019			statement of
(M$)	Adjusted	Adjustments(a)	income
Sales	200,380	(64)	200,316
Excise taxes	(24,067)	-	(24,067)
Revenues from sales	176,313	(64)	176,249
Purchases, net of inventory variation	(116,464)	243	(116,221)
Other operating expenses	(26,872)	(383)	(27,255)
Exploration costs	(785)	-	(785)
Depreciation, depletion and impairment of tangible assets and mineral interests	(14,811)	(920)	(15,731)
Other income	876	287	1,163
Other expense	(455)	(737)	(1,192)
Financial interest on debt	(2,318)	(15)	(2,333)
Financial income and expense from cash & cash equivalents	(19)	-	(19)
Cost of net debt	(2,337)	(15)	(2,352)
Other financial income	792	-	792
Other financial expense	(764)	-	(764)
Net income (loss) from equity affiliates	2,260	1,146	3,406
Income taxes	(5,663)	(209)	(5,872)
CONSOLIDATED NET INCOME	12,090	(652)	11,438
Group share	11,828	(561)	11,267
Non-controlling interests	262	(91)	171
(a)	Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

			Consolidated
For the year ended December 31, 2018			statement of
(M$)	Adjusted	Adjustments(a)	income
Sales	209,307	56	209,363
Excise taxes	(25,257)	–	(25,257)
Revenues from sales	184,050	56	184,106
Purchases, net of inventory variation	(125,134)	(682)	(125,816)
Other operating expenses	(27,060)	(424)	(27,484)
Exploration costs	(797)	–	(797)
Depreciation, depletion and impairment of tangible assets and mineral interests	(12,218)	(1,774)	(13,992)
Other income	1,518	320	1,838
Other expense	(448)	(825)	(1,273)
Financial interest on debt	(1,866)	(67)	(1,933)
Financial income and expense from cash & cash equivalents	(188)	–	(188)
Cost of net debt	(2,054)	(67)	(2,121)
Other financial income	1,120	–	1,120
Other financial expense	(685)	–	(685)
Net income (loss) from equity affiliates	3,161	9	3,170
Income taxes	(7,489)	973	(6,516)
CONSOLIDATED NET INCOME	13,964	(2,414)	11,550
Group share	13,559	(2,113)	11,446
Non-controlling interests	405	(301)	104
(a)	Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

Schedule of detail of the adjustment items

Adjustments to operating income

		Integrated
		Gas,
For the year ended December 31, 2020	Exploration &	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Total
Inventory valuation effect	—	—	(1,244)	(196)	—	(1,440)
Effect of changes in fair value	—	20	—	—	—	20
Restructuring charges	(35)	(39)	(30)	—	—	(104)
Asset impairment charges	(7,693)	(953)	(306)	—	—	(8,952)
Other items	(102)	(384)	(278)	(134)	(60)	(958)
TOTAL	(7,830)	(1,356)	(1,858)	(330)	(60)	(11,434)

Adjustments to net income, Group share

		Integrated
		Gas,
For the year ended December 31, 2020	Exploration &	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Total
Inventory valuation effect	–	–	(1,160)	(120)	–	(1,280)
Effect of changes in fair value	–	23	–	–	–	23
Restructuring charges	(29)	(43)	(292)	–	–	(364)
Asset impairment charges	(7,328)	(829)	(306)	(2)	–	(8,465)
Gains (losses) on disposals of assets	–	–	–	–	104	104
Other items	–	(566)	(423)	(106)	(224)	(1,319)
TOTAL	(7,357)	(1,415)	(2,181)	(228)	(120)	(11,301)

Adjustments to operating income

		Integrated
		Gas,
For the year ended December 31, 2019	Exploration &	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Total
Inventory valuation effect	—	—	477	(31)	—	446
Effect of changes in fair value	—	(19)	—	—	—	(19)
Restructuring charges	—	(4)	—	—	—	(4)
Asset impairment charges	(721)	(156)	(41)	(2)	—	(920)
Other items	(145)	(281)	(80)	(9)	(112)	(627)
TOTAL	(866)	(460)	356	(42)	(112)	(1,124)

Adjustments to net income, Group share

		Integrated
		Gas,
For the year ended December 31, 2019	Exploration &	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Total
Inventory valuation effect	—	—	369	(23)	—	346
Effect of changes in fair value	—	(15)	—	—	—	(15)
Restructuring charges	(5)	(31)	(22)	—	—	(58)
Asset impairment charges	(530)	105	(39)	(1)	—	(465)
Gains (losses) on disposals of assets	—	—	—	—	—	—
Other items	(405)	422	(119)	(82)	(185)	(369)
TOTAL	(940)	481	189	(106)	(185)	(561)

Adjustments to operating income

		Integrated
		Gas,
For the year ended December 31, 2018	Exploration &	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Total
Inventory valuation effect	—	—	(589)	(6)	—	(595)
Effect of changes in fair value	—	48	—	—	—	48
Restructuring charges	(67)	—	(3)	—	—	(70)
Asset impairment charges	(707)	(1,065)	(2)	—	—	(1,774)
Other items	(132)	(229)	(24)	(39)	(9)	(433)
TOTAL	(906)	(1,246)	(618)	(45)	(9)	(2,824)

Adjustments to net income, Group share

		Integrated
		Gas,
For the year ended December 31, 2018	Exploration &	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Total
Inventory valuation effect	—	—	(414)	(6)	—	(420)
Effect of changes in fair value	—	38	—	—	—	38
Restructuring charges	(94)	(10)	(34)	—	—	(138)
Asset impairment charges	(651)	(896)	(48)	—	—	(1,595)
Gains (losses) on disposals of assets	(14)	(2)	—	—	—	(16)
Other items	252	(112)	(34)	(47)	(41)	18
TOTAL	(507)	(982)	(530)	(53)	(41)	(2,113)